Commonwealth Australia/New Zealand Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS ( 98.92% ) Shares Fair Value
Australia ( 36.47% )
Biotech ( 4.09% )
CSL Ltd. 2,500 $ 490,872
Containers & Packaging ( 3.62% )
Brambles Ltd. 45,537 434,120
Diversified Banks ( 1.52% )
Macquarie Group Ltd. 1,480 182,589
Environmental & Facilities Services ( 1.74% )
Cleanaway Waste Management Ltd. 123,329 208,756
Gas Utilities ( 1.84% )
APA Group 40,000 221,211
Health Care Facilities ( 1.05% )
Ramsay Health Care Ltd. 3,778 125,935
Health Care Services ( 4.58% )
Sonic Healthcare Ltd. 26,382 549,989
Integrated Electric Utilities ( 3.06% )
Origin Energy Ltd. 65,776 367,055
Internet Media & Services ( 2.30% )
Webjet Ltd.
(a)
57,000 276,506
Logistics Services ( 2.72% )
Qube Holdings Ltd. 153,645 326,609
Medical Devices ( 3.30% )
Cochlear Ltd. 2,000 396,839
P&C Insurance ( 1.37% )
QBE Insurance Group Ltd. 16,000 164,721
Retail REITs ( 0.91% )
Scentre Group Ltd. 55,000 109,326
Transport Operations & Services ( 1.10% )
Transurban Group 15,000 131,759
Wireless Telecommunications ( 3.27% )
Telstra Corp. Ltd. 148,972 392,831
Total Australia 4,379,118
New Zealand ( 62.45% )
Alcoholic Beverages ( 0.68% )
Delegat Group Ltd. 21,456 81,787
Building Materials ( 1.15% )
Fletcher Building Ltd. 50,000 137,799
Courier Services ( 4.45% )
Freightways Ltd. 103,540 534,606

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS (98.92%) - (continued) Shares Fair Value
New Zealand ( 62.45%)
Flow Control Equipment ( 3.63% )
Skellerup Holdings Ltd. 150,000 $ 436,219
Food & Drug Stores ( 1.11% )
Green Cross Health Ltd. 181,796 133,082
Health Care Facilities ( 2.70% )
Oceania Healthcare Ltd. 457,544 195,526
Ryman Healthcare Ltd.
(a)
37,000 128,511
324,037
Health Care Supply Chain ( 0.86% )
AFT Pharmaceuticals Ltd. 46,000 103,347
Home Products Stores ( 4.16% )
Briscoe Group Ltd. 183,520 499,211
Life Science & Diagnostics ( 0.43% )
Pacific Edge Ltd.
(a)
800,000 51,191
Lodging ( 2.96% )
Millennium & Copthorne Hotels New Zealand Ltd. 300,000 355,062
Logistics Services ( 7.29% )
Mainfreight Ltd. 20,000 875,099
Measurement Instruments ( 2.25% )
ikeGPS Group Ltd.
(a)
831,366 269,624
Medical Devices ( 0.45% )
Aroa Biosurgery Ltd.
(a)
145,000 55,030
Multi Asset Class Owners & Developers ( 1.76% )
Marsden Maritime Holdings Ltd. 81,425 211,346
Other Specialty Retail - Discretionary ( 0.40% )
Comvita Ltd. 35,694 48,111
P&C Insurance ( 0.92% )
Tower Ltd.
(a)
300,000 110,968
Packaged Food ( 1.23% )
Sanford Ltd. 60,000 147,605
Power Generation ( 11.22% )
Infratil Ltd. 208,975 1,347,841
Transport Operations & Services ( 14.80% )
Port of Tauranga Ltd. 55,000 178,949
South Port New Zealand Ltd. 376,010 1,599,216
1,778,165
Total New Zealand 7,500,130
Total Common Stocks (Cost $7,143,746) 11,879,248

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
MONEY MARKET FUNDS ( 0.37% ) Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 5.21%
(b)
44,039 $ 44,039
Total Money Market Funds (Cost $44,039) 44,039
Total Investments — (99.29%)
    (Cost $7,187,785) 11,923,287
Other Assets in Excess of Liabilities (0.71%) 84,750
NET ASSETS — 100.00% $ 12,008,037
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS ( 94.58% ) Shares Fair Value
Egypt ( 2.01% )
Banks ( 1.34% )
Commercial International Bank Egypt SAE - GDR 34,571 $ 40,735
Other Commercial Support Services ( 0.67% )
Integrated Diagnostics Holdings PLC
(a)
59,000 20,440
Total Egypt 61,175
South Africa ( 89.07% )
Agricultural Producers ( 5.06% )
Astral Foods Ltd. 7,000 59,034
Crookes Brothers Ltd.
(a)
10,000 17,105
Oceana Group Ltd. 20,000 77,157
153,296
Automotive Retailers ( 6.41% )
Barloworld Ltd. 7,900 31,526
Bidvest Group Ltd. 7,500 98,640
Motus Holdings Ltd. 11,400 63,752
193,918
Banks ( 18.25% )
Capitec Bank Holdings Ltd. 3,000 319,544
FirstRand Ltd. 17,700 64,109
Nedbank Group Ltd. 6,000 69,668
Standard Bank Group Ltd. - ADR 9,400 99,452
552,773
Basic & Diversified Chemicals ( 1.13% )
Sasol Ltd. - ADR 4,000 34,200
Building Construction ( 2.28% )
Wilson Bayly Holmes-Ovcon Ltd.
(a)
9,900 68,920
Cable & Satellite ( 0.88% )
MultiChoice Group Ltd.
(a)
6,700 26,785
Coal Mining ( 2.08% )
Exxaro Resources Ltd. 6,300 62,769
Consumer Electronics & Appliance Wholesalers ( 2.10% )
DataTec Ltd. 29,000 63,476
Food & Beverage Wholesalers ( 3.73% )
Bid Corp. Ltd. 4,667 112,962
Food & Drug Stores ( 4.38% )
Shoprite Holdings Ltd. - ADR 9,000 132,705
Institutional Brokerage ( 1.07% )
Coronation Fund Managers Ltd. 19,500 32,459
Internet Media & Services ( 5.76% )
Naspers Ltd., N Shares 1,040 174,445

Africa Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS (94.58%) - (continued) Shares Fair Value
South Africa ( 89.07%)
Life & Health Insurance ( 2.66% )
Momentum Metropolitan Holdings 72,000 $ 80,432
Life Insurance ( 4.83% )
Clientele Ltd. 90,000 57,750
Discovery Ltd. 12,000 88,720
146,470
Marine Shipping ( 3.44% )
Grindrod Ltd. 160,000 104,201
Paper & Pulp Mills ( 1.49% )
Sappi Ltd. 19,000 45,253
Precious Metals ( 8.22% )
Anglo American Platinum Ltd. 1,100 46,573
Gold Fields Ltd. - ADR 8,200 121,360
Impala Platinum Holdings Ltd. 12,500 48,524
Sibanye Stillwater Ltd. 27,000 32,541
248,998
Renewable Energy Project Developers ( 0.72% )
Renergen Ltd.
(a)
35,000 21,866
Self-Storage Owners & Developers ( 1.72% )
Stor-Age Property REIT Ltd. 70,000 52,251
Specialty & Generic Pharmaceuticals ( 1.98% )
Aspen Pharmacare Holdings Ltd. 5,800 59,957
Specialty Apparel Stores ( 2.35% )
Mr. Price Group Ltd. 7,800 71,320
Wealth Management ( 3.71% )
Alexander Forbes Group Holdings Ltd. 170,000 57,798
PSG Konsult Ltd. 65,000 54,684
112,482
Wireless Telecommunications ( 4.82% )
MTN Group Ltd. - ADR 18,000 92,700
Vodacom Group Ltd. 10,700 53,275
145,975
Total South Africa 2,697,913
United Kingdom ( 3.50% )
Precious Metals ( 3.50% )
AngloGold Ashanti PLC 3,000 52,860
Endeavour Mining PLC 3,000 53,100
105,960
Total United Kingdom 105,960
Total Common Stocks (Cost $3,113,491) 2,865,048

Africa Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS ( 1.52% ) Shares Fair Value
Global X MSCI Nigeria ETF 11,100 $ 46,163
Total Exchange-Traded Funds (Cost $169,505) 46,163
MONEY MARKET FUNDS ( 0.72% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.21%
(b)
21,811 21,811
Total Money Market Funds (Cost $21,811) 21,811
SOVEREIGN BONDS ( 2.80% )
Principal
Amount
South Africa (2.80%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041 $ 100,000 84,713
Total Sovereign Bonds (Cost $90,628) 84,713
Total Investments — (99.62%)
    (Cost $3,395,435) 3,017,735
Other Assets in Excess of Liabilities (0.38%) 11,655
NET ASSETS — 100.00% $ 3,029,390
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust

Commonwealth Japan Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS ( 98.25% ) Shares Fair Value
Japan ( 98.25% )
Alcoholic Beverages ( 1.71% )
Kirin Holdings Co. Ltd. 7,000 $ 100,624
Auto Parts ( 2.75% )
Bridgestone Corp. - ADR 4,000 86,440
DENSO Corp. 4,800 75,403
161,843
Automobiles ( 0.80% )
Honda Motor Co. Ltd. - ADR 1,400 46,886
Basic & Diversified Chemicals ( 2.22% )
Mitsubishi Gas Chemical Co., Inc. 8,000 130,655
Building Construction ( 3.90% )
Kajima Corp. 12,850 229,347
Building Maintenance Services ( 1.54% )
Taihei Dengyo Kaisha Ltd. 3,000 90,616
Commercial & Residential Building Equipment & Systems
( 2.73% )
Daikin Industries Ltd. 1,000 160,242
Commercial Finance ( 4.85% )
Kyushu Leasing Service Co. Ltd. 13,000 101,714
ORIX Corp. 9,500 183,449
285,163
Consumer Electronics ( 1.49% )
Sony Group Corp. - ADR 900 87,975
Courier Services ( 2.05% )
Yamato Holdings Co. Ltd. 7,000 121,012
Diversified Industrials ( 3.34% )
Hitachi Ltd. 2,500 196,388
Electrical Power Equipment ( 2.31% )
Meidensha Corp. 7,600 136,241
Electronics Components ( 3.34% )
Murata Manufacturing Co. Ltd. 3,000 60,580
Nidec Corp. 1,700 63,408
Taiyo Yuden Co. Ltd. 3,000 72,472
196,460
Exploration & Production ( 0.81% )
INPEX Corp. 3,500 47,577
Factory Automation Equipment ( 1.41% )
FANUC Corp. 3,000 82,992
Food & Beverage Wholesalers ( 1.96% )
Yamae Group Holdings Co. Ltd. 5,200 115,524

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS (98.25%) - (continued) Shares Fair Value
Japan ( 98.25%)
Food & Drug Stores ( 2.03% )
Sugi Holdings Company Ltd. 2,500 $ 119,456
Health Care Supplies ( 4.75% )
Hoya Corp. 2,200 279,481
Home Products Stores ( 2.67% )
Nitori Holdings Co. Ltd. 1,200 157,068
Infrastructure Construction ( 2.45% )
Takada Corp. 12,000 144,360
Integrated Electric Utilities ( 1.74% )
Kansai Electric Power Co., Inc. (The) 7,500 102,322
IT Services ( 3.94% )
INES Corp. 10,000 105,836
Otsuka Corp. 3,000 126,242
232,078
Life Insurance ( 5.79% )
Dai-ichi Life Holdings, Inc. 8,000 175,472
T&D Holdings, Inc. 10,000 165,598
341,070
Logistics Services ( 1.52% )
Nippon Express Holdings Co. Ltd. 1,500 89,287
Mass Merchants ( 1.61% )
Aeon Kyushu Co. Ltd. 4,500 94,580
Medical Devices ( 9.47% )
Asahi Intecc Co. Ltd. 16,000 304,033
Terumo Corp. 7,500 253,905
557,938
Multi Asset Class Owners & Developers ( 3.42% )
Mitsui Fudosan Co. Ltd. 3,000 75,316
Sumitomo Realty & Development Co. Ltd. 4,000 125,804
201,120
P&C Insurance ( 2.03% )
Sompo Holdings, Inc. 2,300 119,266
Personal Care Products ( 4.85% )
Kao Corp. 2,000 79,140
Unicharm Corp. 6,000 206,463
285,603
Specialty Apparel Stores ( 2.72% )
Fast Retailing Co. Ltd. 600 160,196
Specialty Chemicals ( 3.40% )
JSR Corp. 3,000 81,829
Shin-Etsu Chemical Co. Ltd. 3,000 118,094
199,923

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS (98.25%) - (continued) Shares Fair Value
Japan ( 98.25%)
Transit Services ( 7.52% )
Daiichi Koutsu Sangyo Co. Ltd. 12,200 $ 70,519
East Japan Railway Co. 1,500 85,794
Hankyu Hanshin Holdings, Inc. 4,400 134,630
Keikyu Corp. 6,500 56,777
Tobu Railway Co. Ltd. 3,600 95,346
443,066
Wireless Telecommunications ( 1.13% )
KDDI Corp. 2,000 66,274
Total Common Stocks (Cost $3,603,106) 5,782,633
MONEY MARKET FUNDS ( 0.52% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.21%
(a)
30,594 30,594
Total Money Market Funds (Cost $30,594) 30,594
Total Investments — (98.77%)
    (Cost $3,633,700) 5,813,227
Other Assets in Excess of Liabilities (1.23%) 72,249
NET ASSETS — 100.00% $ 5,885,476
(a) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Global Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS ( 98.68% ) Shares Fair Value
Denmark ( 2.83% )
Large Pharmaceuticals ( 2.83% )
Novo Nordisk A/S - ADR 4,000 $ 458,960
France ( 2.91% )
Basic & Diversified Chemicals ( 2.11% )
Arkema SA - ADR 3,130 340,794
Integrated Oils ( 0.80% )
Total S.A. - ADR 2,000 130,360
Total France 471,154
Germany ( 3.87% )
Diversified Industrials ( 3.87% )
Siemens AG - ADR 7,000 626,500
India ( 2.74% )
Banks ( 2.74% )
HDFC Bank Ltd. - ADR 8,000 443,920
Ireland ( 1.51% )
Building Materials ( 1.51% )
James Hardie Industries PLC - ADR
(a)
6,500 244,140
Israel ( 3.47% )
Application Software ( 3.47% )
NICE Ltd. - ADR
(a)
2,700 561,870
Japan ( 4.02% )
Auto Parts ( 0.40% )
Bridgestone Corp. - ADR 3,000 64,830
Consumer Electronics ( 2.41% )
Sony Group Corp. - ADR 4,000 391,000
Electronics Components ( 1.21% )
Nidec Corp. - ADR 21,000 195,930
Total Japan 651,760
Mexico ( 1.11% )
Wireless Telecommunications ( 1.11% )
America Movil S.A.B. de C.V., Class L - ADR 10,000 180,500

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS (98.68%) - (continued) Shares Fair Value
Norway ( 2.04% )
P&C Insurance ( 2.04% )
Gjensidige Forsikring ASA - ADR 20,000 $ 329,800
Panama ( 1.78% )
Airlines ( 1.78% )
Copa Holdings, SA, Class A 3,000 288,180
South Africa ( 2.18% )
Food & Drug Stores ( 2.18% )
Shoprite Holdings Ltd. - ADR 24,000 353,880
Switzerland ( 5.94% )
Large Pharmaceuticals ( 2.60% )
Roche Holding AG - ADR 12,000 421,680
Packaged Food ( 3.34% )
Nestlé SA - ADR 4,750 541,025
Total Switzerland 962,705
Taiwan Province of China
( 1.39% )
Semiconductor Manufacturing ( 1.39% )
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 2,000 225,920
United Kingdom ( 10.77% )
Alcoholic Beverages ( 2.49% )
Diageo PLC - ADR 2,800 404,124
Electric Transmission & Dist ribution ( 0.63% )
National Grid PLC - ADR 1,500 101,295
Integrated Oils ( 0.82% )
BP PLC - ADR 3,800 133,380
Large Pharmaceuticals ( 3.10% )
AstraZeneca PLC - ADR 7,500 499,800
Personal Care Products ( 2.53% )
Haleon PLC - ADR 8,500 69,700
Unilever PLC - ADR 7,000 340,830
410,530
Publishing ( 1.20% )
Pearson PLC - ADR 16,000 195,520
Total United Kingdom 1,744,649

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS (98.68%) - (continued) Shares Fair Value
United States ( 52.12% )
Agricultural Chemicals ( 0.47% )
CF Industries Holdings, Inc. 1,000 $ 75,510
Application Software ( 0.95% )
Adobe, Inc.
(a)
250 154,445
Auto Parts ( 3.48% )
Miller Industries, Inc. 14,000 563,500
Automotive Retailers ( 4.50% )
Group 1 Automotive, Inc. 2,800 728,168
Communications Equipment ( 5.12% )
Apple, Inc. 4,500 829,801
Computer Hardware & Storage ( 4.31% )
NetApp, Inc. 8,000 697,600
Construction & Mining Machinery ( 2.22% )
Caterpillar, Inc. 1,200 360,372
Courier Services ( 0.60% )
FedEx Corp. 400 96,516
Defense ( 0.77% )
L3Harris Technologies, Inc. 600 125,052
Diversified Banks ( 2.26% )
JPMorgan Chase & Co. 2,100 366,156
Household Products ( 3.01% )
Procter & Gamble Co. (The) 3,100 487,134
Infrastructure Software ( 3.69% )
Microsoft Corp. 1,500 596,370
Integrated Oil & Gas ( 3.19% )
Chevron Corp. 3,500 516,005
Life Science & Diagnostics ( 4.49% )
Thermo Fisher Scientific, Inc. 1,350 727,623
Medical Equipment ( 1.07% )
Dentsply Sirona, Inc. 5,000 173,750
Oil & Gas Equipment & Services ( 0.81% )
Schlumberger Ltd. 2,700 131,490
Oilfield Services & Equipment ( 0.63% )
Natural Gas Services Group, Inc.
(a)
7,000 102,340
Online Marketplace ( 1.44% )
Amazon.com, Inc.
(a)
1,500 232,800
Rail Freight ( 3.48% )
Norfolk Southern Corp. 2,400 564,576

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS (98.68%) - (continued) Shares Fair Value
United States ( 52.12%)
Refining & Marketing ( 0.89% )
Phillips 66 1,000 $ 144,310
Semiconductor Devices ( 2.32% )
Skyworks Solutions, Inc. 3,600 376,056
Video Games ( 1.36% )
Electronic Arts, Inc. 1,600 220,128
Waste Management ( 1.06% )
Republic Services, Inc. 1,000 171,120
Total United States 8,440,822
Total Common Stocks (Cost $7,521,323) 15,984,760
MONEY MARKET FUNDS ( 0.74% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.21%
(b)
119,491 119,491
Total Money Market Funds (Cost $119,491) 119,491
Total Investments — (99.42%)
    (Cost $7,640,814) 16,104,251
Other Assets in Excess of Liabilities (0.58%) 94,141
NET ASSETS — 100.00% $ 16,198,392
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Real Estate Securities Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS ( 92.11% ) Shares Fair Value
Agricultural Producers ( 0.95% )
BrasilAgro - Company Brasileira de
Propriedades Agricolas - ADR 27,432 $ 137,709
Banks ( 3.01% )
Harleysville Financial Corp. 8,675 191,067
Texas Capital Bancshares, Inc.
(a)
4,000 244,000
435,067
Building Construction ( 1.75% )
Kajima Corp. - ADR 11,900 213,129
Lendlease Group - ADR 8,000 39,187
252,316
Building Materials ( 12.76% )
James Hardie Industries PLC - ADR
(a)
25,000 939,000
Tecnoglass, Inc. 19,634 903,361
1,842,361
Cement & Aggregates ( 5.13% )
Cemex S.A.B. de C.V. - ADR
(a)
30,000 248,400
CRH PLC 2,500 179,400
Summit Materials, Inc., Class A
(a)
8,680 314,042
741,842
Commercial & Residential Building Equipment & Systems
( 5.04% )
Lennox International, Inc. 1,700 727,872
Data Center REITs ( 4.42% )
Digital Realty Trust, Inc. 3,368 473,069
Equinix, Inc. 200 165,954
639,023
Home Products Stores ( 3.83% )
Lowe's Cos., Inc. 2,600 553,384
Homebuilding ( 9.73% )
D.R. Horton, Inc. 4,000 571,640
Lennar Corp., Class A 3,200 479,520
NVR, Inc.
(a)
50 353,765
1,404,925
Hotels Resorts & Cruise Lines ( 4.02% )
InterContinental Hotels Group PLC - ADR 6,103 581,372
Industrial Machinery ( 2.04% )
Techtronic Industries Company Ltd. - ADR 5,500 294,250
Industrial REITs ( 5.78% )
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 15,200 361,608
Prologis, Inc. 2,000 253,380
STAG Industrial, Inc. 6,000 221,640
836,628

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS (92.11%) - continued Shares Fair Value
Infrastructure REITs ( 7.99% )
American Tower Corp., Class A 2,500 $ 489,124
Crown Castle International Corp. 2,000 216,500
SBA Communications Corp., Class A 2,000 447,720
1,153,344
Mortgage Finance ( 2.06% )
Redwood Trust, Inc. 20,000 134,200
Starwood Property Trust, Inc. 8,000 162,640
296,840
Multi Asset Class REITs ( 1.92% )
WP Carey, Inc. 4,470 276,961
Office R EITs ( 0.05% )
NET Lease Office Properties 302 7,484
Residential Owners & Developers ( 1.42% )
Cyrela Brazil Realty SA - ADR 44,000 204,820
Residential REITs ( 2.48% )
AvalonBay Communities, Inc. 2,000 358,020
Retail REITs ( 2.45% )
Kite Realty Group Trust 9,000 192,600
National Retail Properties, Inc. 4,000 161,360
353,960
Self-Storage REITs ( 3.69% )
Extra Space Storage, Inc. 2,500 361,100
Global Self Storage, Inc. 39,000 171,600
532,700
Specialized REITs ( 5.55% )
Charter Hall Education Trust 97,627 178,028
Gladstone Land Corp. 9,700 137,352
Iron Mountain, Inc. 7,200 486,144
801,524
Timber REITs ( 2.40% )
PotlatchDeltic Corp. 3,000 134,190
Weyerhaeuser Co. 6,500 213,005
347,195
Transport Operations & Services ( 3.64% )
Grupo Aeroportuario del Sureste S.A.B. de C.V.
- ADR 1,800 526,212
Total Common Stocks (Cost $6,593,927) 13,305,809
U.S. GOVERNMENT & AGENCIES ( 4.12% )
Principal
Amount
Fannie Mae, 2.50% , 2/5/2024 $ 300,000 299,904
Federal Home Loan Bank, 2.88% , 9/13/2024 300,000 295,965
Total U.S. Government & Agencies (Cost $595,279) 595,869

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
MONEY MARKET FUNDS ( 2.40% ) Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 5.21%
(b)
347,400 $ 347,400
Total Money Market Funds (Cost $347,400) 347,400
Total Investments — (98.63%)
    (Cost $7,536,606) 14,249,078
Other Assets in Excess of Liabilities (1.37%) 197,340
NET ASSETS — 100.00% $ 14,446,418
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust